FINANCIAL ASSETS AND LIABILITIES - Issuance of New Notes and Cash Tender Offer for Certain Outstanding Debt Securities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 29, 2017	Dec. 31, 2017	Jun. 16, 2017	May 30, 2017	Dec. 31, 2016
Bank loans and bonds
Total outstanding amount		$ 11,103			$ 10,489
Aggregate principal amount repurchased.	$ 1,259
Loss on early debt redemption	$ 124	$ 124
2018 Notes
Bank loans and bonds
Total outstanding amount				$ 1,000
Interest rate (as a percent)				9.125%
2021 Notes
Bank loans and bonds
Total outstanding amount				$ 1,000
Interest rate (as a percent)				7.748%
2022 Notes
Bank loans and bonds
Total outstanding amount				$ 1,500
Interest rate (as a percent)				7.5043%
Senior Notes Due 2021
Bank loans and bonds
Facility amount			$ 600
Interest rate (as a percent)			3.95%
Senior Notes Due 2024
Bank loans and bonds
Facility amount			$ 900
Interest rate (as a percent)			4.95%